Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.72%
Communication Services - 3.10%
AMC Networks, Inc.,
Class A*+ 42,000 $ 1,956,780
ATN International, Inc. 22,000 1,030,700
Beasley Broadcast Group,
Inc., Class A* 65,000 172,900
Consolidated
Communications
Holdings, Inc.* 154,800 1,422,612
Cumulus Media, Inc.,
Class A* 63,200 774,200
DallasNews Corp. 6,614 45,967
DHI Group, Inc.* 98,500 468,860
Entercom Communications
Corp.* 293,680 1,080,743
Entravision
Communications Corp.,
Class A 162,300 1,152,330
EW Scripps Co. (The),
Class A 147,100 2,656,626
Fluent, Inc.* 170,000 385,900
Gray Television, Inc. 173,000 3,947,860
iHeartMedia, Inc., Class A* 75,000 1,876,500
Lions Gate Entertainment
Corp., Class A* 115,000 1,631,850
Lions Gate Entertainment
Corp., Class B* 100,000 1,300,000
Marcus Corp. (The)*+ 27,054 472,092
Meredith Corp.* 67,000 3,731,900
Saga Communications,
Inc., Class A 13,100 298,025
SPAR Group, Inc.* 44,000 61,160
Spok Holdings, Inc. 10,000 102,200
Telephone and Data
Systems, Inc. 34,200 666,900
Townsquare Media, Inc.,
Class A* 40,700 531,949
TrueCar, Inc.* 100,000 416,000
Urban One, Inc.* 105,000 715,050
26,899,104
Consumer Discretionary - 14.57%
Abercrombie & Fitch Co.,
Class A* 120,600 4,538,178
Adient PLC* 85,000 3,523,250
Adtalem Global Education,
Inc.* 60,000 2,268,600
AMCON Distributing Co. 1,650 245,817
American Axle &
Manufacturing Holdings,
Inc.* 179,150 1,578,312
American Outdoor Brands,
Inc.* 16,000 392,960
Industry Company Shares Value
Consumer Discretionary (continued)
American Public
Education, Inc.* 22,700 $ 581,347
Ark Restaurants Corp.* 8,500 131,750
Asbury Automotive Group,
Inc.* 21,000 4,131,540
Barnes & Noble Education,
Inc.*+ 49,900 498,501
Bassett Furniture
Industries, Inc. 20,659 374,134
Beazer Homes USA, Inc.* 56,500 974,625
Bed Bath & Beyond, Inc.*+ 87,500 1,511,563
Big 5 Sporting Goods
Corp.+ 47,200 1,087,488
Big Lots, Inc.+ 59,000 2,558,240
Biglari Holdings, Inc.,
Class B* 6,700 1,151,127
BJ's Restaurants, Inc.* 28,000 1,169,280
Bluegreen Vacations
Holding Corp.* 47,328 1,221,062
Build-A-Bear Workshop,
Inc.* 40,000 677,600
Carrols Restaurant Group,
Inc. 155,900 570,594
Cato Corp. (The), Class A 43,000 711,220
Century Casinos, Inc.* 52,700 709,869
Century Communities, Inc. 75,000 4,608,750
China Automotive
Systems, Inc.* 45,550 148,948
Chuy's Holdings, Inc.* 25,000 788,250
Citi Trends, Inc.* 21,020 1,533,619
Conn's, Inc.* 60,100 1,372,083
Container Store Group,
Inc. (The)* 123,550 1,176,196
Cooper-Standard
Holdings, Inc.* 9,500 208,145
Crown Crafts, Inc. 30,050 222,370
Culp, Inc. 16,000 206,080
Del Taco Restaurants, Inc. 50,000 436,500
Delta Apparel, Inc.* 23,700 647,247
Dillard's, Inc., Class A 33,900 5,848,428
Dixie Group, Inc. (The)* 33,550 163,053
Dover Motorsports, Inc. 60,000 145,200
Ethan Allen Interiors, Inc. 43,600 1,033,320
Ever-Glory International
Group, Inc.* 31,500 87,570
Express, Inc.*+ 85,000 401,200
Fiesta Restaurant Group,
Inc.* 45,500 498,680
Flanigan's Enterprises, Inc.* 2,500 66,700
Flexsteel Industries, Inc. 8,500 262,480
Fossil Group, Inc.* 79,800 945,630
Full House Resorts, Inc.* 70,000 742,700

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
GameStop Corp.,
Class A*+ 15,500 $ 2,719,785
Genesco, Inc.* 29,600 1,708,808
G-III Apparel Group, Ltd.* 96,200 2,722,460
Golden Entertainment, Inc.* 47,000 2,307,230
Good Times Restaurants,
Inc.* 4,300 22,016
Goodyear Tire & Rubber
Co. (The)* 35,303 624,863
Group 1 Automotive, Inc.+ 28,250 5,307,610
Guess?, Inc.+ 103,000 2,164,030
Haverty Furniture Cos., Inc. 44,659 1,505,455
Hibbett, Inc.+ 31,500 2,228,310
Hooker Furnishings Corp. 15,900 429,141
Lakeland Industries, Inc.*+ 19,250 404,250
Lands' End, Inc.*+ 64,900 1,527,746
La-Z-Boy, Inc. 60,000 1,933,800
Lazydays Holdings, Inc.* 33,408 712,927
Lifetime Brands, Inc. 57,449 1,044,997
Lincoln Educational
Services Corp.* 50,000 334,500
Live Ventures, Inc.*+ 3,200 120,896
Lumber Liquidators
Holdings, Inc.* 54,500 1,018,060
M/I Homes, Inc.* 54,300 3,138,540
MarineMax, Inc.* 44,900 2,178,548
Modine Manufacturing Co.* 81,900 927,927
Motorcar Parts of America,
Inc.* 35,000 682,500
Movado Group, Inc. 39,100 1,231,259
ODP Corp. (The)* 85,390 3,429,262
Perdoceo Education Corp.* 85,200 899,712
Rocky Brands, Inc. 18,850 897,449
Select Interior Concepts,
Inc., Class A* 65,000 937,300
Shoe Carnival, Inc. 61,200 1,984,104
Signet Jewelers, Ltd. 81,000 6,395,760
Sonic Automotive, Inc.,
Class A 67,000 3,520,180
Sportsman's Warehouse
Holdings, Inc.* 44,400 781,440
Strattec Security Corp.* 17,300 672,970
Superior Group of Cos.,
Inc. 38,500 896,665
Tandy Leather Factory, Inc.* 14,700 74,235
Tenneco, Inc., Class A* 138,700 1,979,249
Tilly's, Inc., Class A 36,900 516,969
TravelCenters of America,
Inc.* 40,730 2,027,947
Tri Pointe Homes, Inc.* 160,000 3,363,200
Unifi, Inc.* 45,000 986,850
Unique Fabricating, Inc.*+ 14,500 47,850
Industry Company Shares Value
Consumer Discretionary (continued)
Universal Technical
Institute, Inc.* 13,100 $ 88,556
Vera Bradley, Inc.* 80,350 756,093
Vince Holding Corp.*+ 15,000 123,816
Vista Outdoor, Inc.* 106,000 4,272,860
VOXX International Corp.* 52,164 597,278
Weyco Group, Inc. 17,500 396,550
Xcel Brands, Inc.* 20,000 29,800
Zovio, Inc.* 79,000 188,810
Zumiez, Inc.* 37,800 1,502,928
126,513,697
Consumer Staples - 3.28%
Alico, Inc. 13,100 448,544
Andersons, Inc. (The) 75,116 2,315,826
Central Garden & Pet Co.* 7,000 336,000
Central Garden & Pet Co.,
Class A* 46,200 1,986,600
Coffee Holding Co., Inc.* 10,000 45,500
Edgewell Personal Care
Co.+ 100,000 3,630,000
Fresh Del Monte Produce,
Inc. 83,000 2,674,260
Hostess Brands, Inc.* 37,600 653,112
Ingles Markets, Inc.,
Class A 35,750 2,360,573
Lifeway Foods, Inc.* 2,000 11,180
Natural Alternatives
International, Inc.* 16,800 226,464
Natural Grocers by Vitamin
Cottage, Inc. 46,100 517,242
Oil-Dri Corp. of America 11,242 393,470
Rite Aid Corp.*+ 147,500 2,094,500
S&W Seed Co.*+ 10,000 25,900
Seneca Foods Corp.,
Class A* 25,450 1,227,199
SpartanNash Co.+ 63,982 1,401,206
United Natural Foods, Inc.* 117,000 5,665,140
Weis Markets, Inc. 46,100 2,422,555
Willamette Valley
Vineyards, Inc.* 3,000 38,160
28,473,431
Energy - 14.00%
Adams Resources &
Energy, Inc. 10,600 321,922
Alto Ingredients, Inc.*+ 115,000 568,100
Antero Resources Corp.* 585,000 11,003,850
Arch Resources, Inc.* 6,000 556,500
Archrock, Inc. 232,700 1,919,775
Ardmore Shipping Corp.* 62,700 260,205

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Berry Corp. 193,242 $ 1,393,275
Bonanza Creek Energy,
Inc.+ 66,800 3,199,720
Bristow Group, Inc.* 50,500 1,607,415
Centennial Resource
Development, Inc.,
Class A* 684,100 4,583,470
Comstock Resources, Inc.* 370,000 3,829,500
CONSOL Energy, Inc.* 77,200 2,008,744
CVR Energy, Inc. 98,000 1,632,680
Dawson Geophysical Co.* 107,600 267,924
DHT Holdings, Inc.+ 329,700 2,152,941
Dorian LPG, Ltd. 123,029 1,526,790
Earthstone Energy, Inc.,
Class A* 147,055 1,352,906
Epsilon Energy, Ltd.* 60,000 386,400
Exterran Corp.* 34,000 150,960
Forum Energy
Technologies, Inc.* 7,000 157,780
Frontline, Ltd.+ 305,000 2,857,850
Geospace Technologies
Corp.* 100,600 960,730
Golar LNG, Ltd.* 198,390 2,573,118
Goodrich Petroleum Corp.* 22,000 520,520
Green Plains, Inc.*+ 76,450 2,496,093
Hallador Energy Co.* 78,900 233,544
Helix Energy Solutions
Group, Inc.*+ 205,000 795,400
International Seaways,
Inc.+ 65,993 1,202,392
Liberty Oilfield Services,
Inc., Class A* 195,000 2,365,350
Murphy Oil Corp.+ 230,000 5,743,100
Nabors Industries, Ltd.* 9,000 868,320
NACCO Industries, Inc.,
Class A 16,450 490,868
National Energy Services
Reunited Corp.*+ 185,200 2,318,704
Natural Gas Services
Group, Inc.* 61,800 641,484
Navigator Holdings, Ltd.* 59,100 525,990
Navios Maritime
Acquisition Corp. 42,500 174,250
Newpark Resources, Inc.* 265,000 874,500
Nine Energy Service, Inc.*+ 65,000 118,950
Nordic American Tankers,
Ltd.+ 168,800 432,128
Oil States International,
Inc.* 146,000 932,940
Overseas Shipholding
Group, Inc., Class A* 215,916 449,105
Par Pacific Holdings, Inc.* 92,000 1,446,240
Industry Company Shares Value
Energy (continued)
Patterson-UTI Energy,
Inc.+ 335,000 $ 3,015,000
PBF Energy, Inc., Class A* 87,000 1,128,390
PDC Energy, Inc. 71,200 3,374,168
PHX Minerals, Inc. 9,350 28,611
ProPetro Holding Corp.* 139,810 1,209,356
Range Resources Corp.* 250,000 5,657,500
Ranger Energy Services,
Inc.* 23,500 216,200
Renewable Energy Group,
Inc.*+ 60,719 3,048,094
REX American Resources
Corp.* 7,850 626,979
Ring Energy, Inc.*+ 225,000 663,750
RPC, Inc.*+ 232,000 1,127,520
SandRidge Energy, Inc.* 103,000 1,340,030
Scorpio Tankers, Inc.+ 95,690 1,774,093
Select Energy Services,
Inc., Class A* 149,000 773,310
SilverBow Resources, Inc.* 37,000 906,500
SM Energy Co. 175,000 4,616,500
Smart Sand, Inc.* 75,000 183,750
Solaris Oilfield
Infrastructure, Inc.,
Class A 65,000 542,100
Southwestern Energy Co.* 965,018 5,346,200
Talos Energy, Inc.* 147,100 2,025,567
Teekay Corp.*+ 170,000 622,200
Teekay Tankers, Ltd.,
Class A* 50,000 726,500
TETRA Technologies, Inc.* 25,000 78,000
Transocean, Ltd.*+ 931,300 3,529,627
US Silica Holdings, Inc.* 129,500 1,034,705
VAALCO Energy, Inc.* 134,900 396,606
Weatherford International
PLC* 148,000 2,911,160
Whiting Petroleum Corp.* 56,500 3,300,165
World Fuel Services Corp. 103,156 3,468,105
121,573,119
Financials - 33.51%
1st Constitution Bancorp 12,250 289,957
1st Source Corp. 43,800 2,069,112
ACNB Corp. 6,600 184,800
Alerus Financial Corp. 3,000 89,640
Allegiance Bancshares,
Inc. 31,131 1,187,648
Amalgamated Financial
Corp. 46,800 740,376
A-Mark Precious Metals,
Inc. 11,500 690,230

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Amerant Bancorp, Inc.* 50,000 $ 1,237,000
Amerant Bancorp, Inc.,
Class B* 3,000 69,600
American National
Bankshares, Inc. 13,500 446,040
AmeriServ Financial, Inc. 66,000 258,060
Ames National Corp. 8,000 186,080
Argo Group International
Holdings, Ltd. 65,594 3,425,319
Associated Capital Group,
Inc., Class A 9,500 355,395
Atlantic Capital
Bancshares, Inc.* 36,133 957,163
Axos Financial, Inc.* 94,000 4,844,760
Banc of California, Inc. 96,500 1,784,285
Banco Latinoamericano de
Comercio Exterior SA,
Class E 70,188 1,231,098
Bank of Commerce
Holdings 54,800 831,316
Bank of Marin Bancorp 9,340 352,585
Bank of NT Butterfield &
Son, Ltd. (The) 82,500 2,929,575
Bank of Princeton (The) 22,500 675,900
Bank of the James
Financial Group, Inc. 4,000 58,400
Bank7 Corp. 23,100 495,033
BankFinancial Corp. 29,000 332,920
Bankwell Financial Group,
Inc. 10,000 294,300
Banner Corp. 62,000 3,423,020
Bar Harbor Bankshares 30,541 856,675
BayCom Corp.* 15,300 284,580
BCB Bancorp, Inc. 50,900 751,284
Berkshire Hills Bancorp,
Inc. 88,810 2,396,094
Brookline Bancorp, Inc. 108,500 1,655,710
Bryn Mawr Bank Corp. 30,000 1,378,500
Business First Bancshares,
Inc. 30,000 701,700
Byline Bancorp, Inc. 81,200 1,994,272
C&F Financial Corp. 2,400 127,464
Cadence BanCorp 183,000 4,018,680
Camden National Corp. 27,700 1,326,830
Capital Bancorp, Inc. 26,500 637,590
Capital City Bank Group,
Inc. 21,000 519,540
Capstar Financial
Holdings, Inc. 35,000 743,400
CB Financial Services, Inc. 9,700 223,391
Central Pacific Financial
Corp. 30,000 770,400
Industry Company Shares Value
Financials (continued)
Central Valley Community
Bancorp 26,900 $ 578,350
Century Bancorp, Inc.,
Class A 4,000 460,960
Chemung Financial Corp. 11,593 525,163
Citizens Community
Bancorp, Inc. 37,000 514,300
Citizens Holding Co. 3,400 63,546
Citizens, Inc.*+ 64,500 400,545
Civista Bancshares, Inc. 19,821 460,442
CNB Financial Corp. 14,500 352,930
Codorus Valley Bancorp,
Inc.+ 22,971 517,766
Cohen & Co., Inc.+ 4,500 86,940
Community Bankers Trust
Corp. 25,000 284,250
Community Financial Corp.
(The) 5,840 215,321
Community Trust Bancorp,
Inc. 36,300 1,528,230
Community West
Bancshares 28,821 381,878
ConnectOne Bancorp, Inc. 71,854 2,156,339
Consumer Portfolio
Services, Inc.* 57,000 333,450
Cortland Bancorp 10,000 278,100
County Bancorp, Inc. 20,937 763,154
Cowen, Inc., Class A+ 61,300 2,103,203
Crawford & Co., Class A 42,900 384,813
CrossFirst Bankshares,
Inc.* 22,200 288,600
Curo Group Holdings
Corp. 40,000 693,200
Customers Bancorp, Inc.* 82,900 3,566,358
Dime Community
Bancshares, Inc. 55,920 1,826,347
Donegal Group, Inc.,
Class A 60,100 870,849
Donnelley Financial
Solutions, Inc.* 48,900 1,692,918
Eagle Bancorp Montana,
Inc. 11,900 266,203
Eagle Bancorp, Inc. 37,500 2,156,249
Elevate Credit, Inc.*+ 82,600 341,138
Emclaire Financial Corp. 700 18,543
Employers Holdings, Inc. 60,300 2,381,247
Encore Capital Group,
Inc.*+ 60,100 2,961,127
Enova International, Inc.* 69,900 2,415,045
Enterprise Bancorp, Inc. 14,275 513,186
Enterprise Financial
Services Corp. 61,436 2,781,822

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Equity Bancshares, Inc.,
Class A 41,300 $ 1,378,594
Esquire Financial Holdings,
Inc.* 11,500 329,590
ESSA Bancorp, Inc. 22,300 370,180
Evans Bancorp, Inc. 9,000 344,700
EZCORP, Inc., Class A* 87,700 663,889
Farmers National Banc
Corp. 45,000 706,950
Federal Agricultural
Mortgage Corp., Class C 17,600 1,909,952
FedNat Holding Co. 25,200 62,244
FG Financial Group, Inc.* 10,000 50,500
Financial Institutions, Inc. 46,300 1,419,095
First BanCorp Puerto Rico 332,000 4,365,800
First Bancorp, Inc. (The) 5,000 145,700
First Bancorp/Southern
Pines NC+ 1,000 43,010
First Bancshares, Inc.
(The) 17,100 663,138
First Bank 26,622 375,104
First Busey Corp. 96,500 2,376,795
First Business Financial
Services, Inc. 13,900 399,069
First Commonwealth
Financial Corp. 145,000 1,976,350
First Community
Bankshares, Inc. 22,000 697,840
First Financial Bancorp 150,000 3,511,500
First Financial Corp. 17,495 735,665
First Financial Northwest,
Inc. 20,700 338,859
First Guaranty Bancshares,
Inc. 13,375 268,436
First Internet Bancorp 18,400 573,712
First Merchants Corp. 67,900 2,840,936
First Mid Bancshares, Inc. 22,000 903,320
First Midwest Bancorp,
Inc. 145,000 2,756,450
First National Corp. 9,500 218,975
First Northwest Bancorp 8,500 149,260
First of Long Island Corp.
(The) 31,000 638,600
First United Corp. 10,825 201,345
First US Bancshares, Inc. 5,000 53,700
First Western Financial,
Inc.* 200 5,798
Flushing Financial Corp. 65,141 1,472,187
FNCB Bancorp, Inc. 28,600 237,380
Franklin Financial Services
Corp. 6,000 194,100
FS Bancorp, Inc. 1,500 51,915
Industry Company Shares Value
Financials (continued)
FVCBankcorp, Inc.* 14,200 $ 283,858
Genworth Financial, Inc.,
Class A* 915,000 3,431,250
Global Indemnity Group,
LLC, Class A 26,843 718,050
Great Elm Capital Corp. 867 3,026
Great Southern Bancorp,
Inc. 22,300 1,222,263
Great Western Bancorp,
Inc. 85,804 2,809,223
Greenidge Generation
Holdings, Inc.* 5,175 132,169
Guaranty Bancshares, Inc. 8,800 315,480
Guaranty Federal
Bancshares, Inc. 500 12,070
Hallmark Financial
Services, Inc.* 27,000 98,550
Hanmi Financial Corp. 54,000 1,083,240
HarborOne Bancorp, Inc. 89,000 1,249,560
Hawthorn Bancshares, Inc. 14,037 325,097
HCI Group, Inc. 11,500 1,273,855
Heartland Financial USA,
Inc. 68,350 3,286,268
Hennessy Advisors, Inc.+ 6,000 57,720
Heritage Commerce Corp. 75,000 872,250
Heritage Financial Corp. 53,600 1,366,800
Heritage Insurance
Holdings, Inc. 48,500 330,285
HMN Financial, Inc.* 2,000 46,740
Home Bancorp, Inc. 21,097 816,032
HomeStreet, Inc. 46,500 1,913,475
Hope Bancorp, Inc. 206,500 2,981,860
Horace Mann Educators
Corp. 61,550 2,449,074
Horizon Bancorp, Inc. 122,342 2,222,954
Howard Bancorp, Inc.* 50,800 1,030,224
Impac Mortgage Holdings,
Inc.* 3,000 4,230
Independence Holding Co. 2,000 99,180
Independent Bank Corp. 40,500 869,940
Independent Bank Group,
Inc. 54,750 3,889,440
Investar Holding Corp. 16,000 352,320
Investors Title Co. 2,500 456,500
James River Group
Holdings, Ltd. 54,300 2,048,739
Kingstone Cos., Inc. 24,000 158,880
Lakeland Bancorp, Inc. 79,740 1,405,816
Landmark Bancorp, Inc. 2,678 74,154
LCNB Corp. 25,200 444,528
LendingClub Corp.* 96,600 2,727,984
Level One Bancorp, Inc. 10,000 294,200

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Limestone Bancorp, Inc.* 23,300 $ 418,701
Logan Ridge Finance
Corp.* 2,800 71,960
Luther Burbank Corp. 98,900 1,326,249
Macatawa Bank Corp. 9,000 72,270
MainStreet Bancshares,
Inc.* 4,040 96,920
Malvern Bancorp, Inc.* 8,700 147,813
Manning & Napier, Inc. 116,000 1,059,080
Marlin Business Services
Corp. 21,875 486,281
Mercantile Bank Corp. 26,500 848,795
Merchants Bancorp 27,526 1,086,451
Meridian Bancorp, Inc. 10,000 207,600
Meridian Corp. 10,500 301,035
Meta Financial Group, Inc. 68,434 3,591,416
Metrocity Bankshares, Inc. 19,409 407,007
Metropolitan Bank Holding
Corp.* 16,700 1,407,810
Mid Penn Bancorp, Inc. 10,500 289,275
Middlefield Banc Corp. 13,300 320,131
Midland States Bancorp,
Inc. 67,617 1,672,168
MidWestOne Financial
Group, Inc. 24,100 726,856
Mr Cooper Group, Inc.* 151,203 6,225,028
MVB Financial Corp. 22,600 967,958
National Western Life
Group, Inc., Class A 6,150 1,295,128
Navient Corp. 277,000 5,465,210
NI Holdings, Inc.* 28,000 491,680
Nicholas Financial, Inc.* 19,400 238,620
Nicolet Bankshares, Inc.*+ 18,748 1,390,727
NMI Holdings, Inc.,
Class A* 190,000 4,295,900
Northfield Bancorp, Inc. 75,000 1,287,000
Northrim BanCorp, Inc. 9,573 406,948
Northwest Bancshares,
Inc. 100,000 1,328,000
Oak Valley Bancorp 24,000 426,480
OceanFirst Financial Corp. 100,996 2,162,324
Ocwen Financial Corp.* 20,320 571,602
OFG Bancorp 91,000 2,295,020
Ohio Valley Banc Corp. 6,000 163,680
Old Point Financial Corp. 5,100 109,344
Old Second Bancorp, Inc. 41,500 541,990
OP Bancorp 28,000 287,280
Oportun Financial Corp.* 62,000 1,551,860
Oppenheimer Holdings,
Inc., Class A 29,319 1,327,858
Orrstown Financial
Services, Inc. 13,500 315,900
Industry Company Shares Value
Financials (continued)
Pacific Mercantile
Bancorp* 55,300 $ 509,313
Pacific Premier Bancorp,
Inc. 124,800 5,171,712
Parke Bancorp, Inc. 32,059 703,054
Patriot National Bancorp,
Inc.* 6,500 68,185
PCB Bancorp 36,300 722,733
Peapack-Gladstone
Financial Corp. 29,868 996,396
Penns Woods Bancorp,
Inc. 14,200 337,392
Peoples Bancorp of North
Carolina, Inc. 12,880 365,663
Peoples Bancorp, Inc. 55,309 1,748,317
Peoples Financial Services
Corp. 11,700 533,169
Piper Sandler Cos. 21,800 3,018,428
Plumas Bancorp 2,000 62,660
PRA Group, Inc.* 56,000 2,359,840
Preferred Bank/Los
Angeles CA 19,400 1,293,592
Primis Financial Corp. 39,100 565,386
ProAssurance Corp. 94,000 2,235,320
Provident Bancorp, Inc. 28,000 448,560
Provident Financial
Holdings, Inc. 44,710 763,647
Provident Financial
Services, Inc. 112,625 2,643,309
Prudential Bancorp, Inc. 957 14,604
QCR Holdings, Inc. 27,600 1,419,744
RBB Bancorp 39,500 995,795
Regional Management
Corp. 29,100 1,693,038
Renasant Corp. 90,000 3,244,500
Republic Bancorp, Inc.,
Class A 31,200 1,580,280
Republic First Bancorp,
Inc.* 90,000 277,200
Riverview Bancorp, Inc. 62,478 454,215
S&T Bancorp, Inc. 61,199 1,803,535
Safety Insurance Group,
Inc. 19,472 1,543,156
Salisbury Bancorp, Inc. 1,683 88,357
Sandy Spring Bancorp,
Inc. 40,700 1,864,874
SB Financial Group, Inc. 25,218 456,446
Security National Financial
Corp., Class A* 17,885 147,194
Select Bancorp, Inc.* 33,500 577,875
Severn Bancorp, Inc. 30,000 375,600
Shore Bancshares, Inc. 17,800 315,594

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Sierra Bancorp 27,000 $ 655,560
SiriusPoint, Ltd.* 229,000 2,120,540
SmartFinancial, Inc. 40,500 1,046,925
Sound Financial Bancorp,
Inc.+ 2,000 90,000
South Plains Financial, Inc. 35,000 853,300
Southern Missouri
Bancorp, Inc. 14,300 641,927
Spirit of Texas Bancshares,
Inc. 38,100 922,020
Stewart Information
Services Corp. 50,400 3,188,304
StoneX Group, Inc.* 41,200 2,715,080
Summit Financial Group,
Inc. 19,100 468,141
Summit State Bank 16,250 321,750
SuRo Capital Corp.+ 33,390 431,065
SVB Financial Group* 2,412 1,560,275
SWK Holdings Corp.* 1,000 18,170
Territorial Bancorp, Inc. 15,000 380,700
Timberland Bancorp, Inc. 7,125 206,269
Tiptree, Inc. 81,700 818,634
TriCo Bancshares 47,000 2,039,800
TriState Capital Holdings,
Inc.* 45,000 951,750
TrustCo Bank Corp. NY 17,400 556,278
Trustmark Corp. 85,200 2,745,144
United Bancorp, Inc. 10,000 143,500
United Fire Group, Inc. 39,500 912,450
United Insurance Holdings
Corp. 5,700 20,691
Unity Bancorp, Inc. 28,700 671,580
Universal Insurance
Holdings, Inc. 48,895 637,591
Univest Financial Corp. 64,400 1,763,916
Velocity Financial, Inc.* 37,300 490,868
Veritex Holdings, Inc. 93,000 3,660,480
Virginia National
Bankshares Corp. 1,687 60,968
Walker & Dunlop, Inc. 47,775 5,422,462
Washington Federal, Inc. 95,000 3,259,450
Western New England
Bancorp, Inc. 51,465 438,996
World Acceptance Corp.* 10,900 2,066,422
290,939,200
Health Care - 2.36%
American Shared Hospital
Services* 8,500 23,460
Brookdale Senior Living,
Inc.* 285,500 1,798,650
Industry Company Shares Value
Health Care (continued)
CynergisTek, Inc.* 40,000 $ 72,000
Five Star Senior Living,
Inc.* 103,500 453,330
FONAR Corp.* 8,400 129,864
Great Elm Group, Inc.* 10,000 22,700
Lannett Co., Inc.*+ 35,400 106,200
Lexicon Pharmaceuticals,
Inc.*+ 44,792 215,449
Magellan Health, Inc.* 31,200 2,949,960
MEDNAX, Inc.* 32,500 923,975
National HealthCare Corp. 24,500 1,714,510
Opiant Pharmaceuticals,
Inc.* 7,500 193,050
Owens & Minor, Inc. 110,000 3,441,900
Prestige Consumer
Healthcare, Inc.* 40,000 2,244,400
SunLink Health Systems,
Inc.* 3,500 9,100
Surgery Partners, Inc.* 81,100 3,433,774
Tivity Health, Inc.* 50,000 1,153,000
Triple-S Management
Corp.* 44,967 1,590,483
20,475,805
Industrials - 16.89%
Acacia Research Corp.* 104,500 709,555
ACCO Brands Corp. 178,800 1,535,892
Acme United Corp. 9,300 304,482
AeroCentury Corp.*+ 4,300 257,914
Air Transport Services
Group, Inc.* 68,300 1,762,823
Allegiant Travel Co.* 16,900 3,303,612
Apogee Enterprises, Inc. 37,000 1,397,120
ARC Document Solutions,
Inc. 156,700 462,265
ArcBest Corp. 45,400 3,712,358
Art's-Way Manufacturing
Co., Inc.* 15,000 54,450
Atlas Air Worldwide
Holdings, Inc.* 49,400 4,034,992
Avis Budget Group, Inc.*+ 47,400 5,522,574
BGSF, Inc. 9,600 122,784
Boise Cascade Co. 76,900 4,151,062
BrightView Holdings, Inc.* 191,000 2,819,160
Caesarstone, Ltd. 71,400 886,788
CAI International, Inc. 44,500 2,487,995
Chicago Rivet & Machine
Co. 1,000 26,870
Civeo Corp.* 24,000 539,760
CompX International, Inc. 1,500 31,170

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Concrete Pumping
Holdings, Inc.* 66,000 $ 563,640
Cornerstone Building
Brands, Inc.* 175,000 2,556,750
Costamare, Inc. 252,600 3,912,774
Covenant Logistics Group,
Inc.* 34,650 958,073
DLH Holdings Corp.* 52,500 645,750
DXP Enterprises, Inc.* 25,000 739,250
Eastern Co. (The) 12,404 312,085
Echo Global Logistics,
Inc.* 18,500 882,635
EnPro Industries, Inc. 30,600 2,665,872
Fortress Transportation
and Infrastructure
Investors, LLC 94,201 2,390,821
Genco Shipping & Trading,
Ltd. 97,300 1,958,649
GMS, Inc.* 74,000 3,241,200
GP Strategies Corp.* 37,500 776,250
Granite Construction,
Inc.+ 21,000 830,550
Greenbrier Cos., Inc.
(The)+ 62,400 2,682,576
H&E Equipment Services,
Inc. 42,000 1,457,820
Heidrick & Struggles
International, Inc. 35,000 1,562,050
Herc Holdings, Inc.* 44,000 7,192,240
Herman Miller, Inc. 31,680 1,193,069
Hub Group, Inc., Class A* 12,500 859,375
Hudson Technologies, Inc.* 63,300 223,449
Huttig Building Products,
Inc.* 21,900 116,508
Hyster-Yale Materials
Handling, Inc. 30,000 1,507,800
INNOVATE Corp.* 205,774 843,673
Interface, Inc. 103,500 1,568,025
KAR Auction Services,
Inc.* 185,000 3,032,150
Kelly Services, Inc.,
Class A 66,400 1,253,632
L B Foster Co., Class A* 29,600 458,504
Limbach Holdings, Inc.* 45,200 299,224
LSI Industries, Inc. 50,000 387,500
Lydall, Inc.* 30,000 1,862,700
Manitowoc Co., Inc. (The)* 54,300 1,163,106
Matthews International
Corp., Class A 39,700 1,377,193
Maxar Technologies, Inc. 104,500 2,959,440
Mayville Engineering Co.,
Inc.* 10,210 191,948
Industry Company Shares Value
Industrials (continued)
Mesa Air Group, Inc.* 72,500 $ 555,350
Miller Industries, Inc. 18,700 636,548
Mistras Group, Inc.* 50,000 508,000
MRC Global, Inc.* 103,900 762,626
MYR Group, Inc.* 30,700 3,054,650
Navios Maritime Holdings,
Inc.* 15,000 71,550
NL Industries, Inc. 84,100 484,416
NN, Inc.* 70,000 367,500
Northwest Pipe Co.* 30,500 722,850
NOW, Inc.* 142,700 1,091,655
Orion Group Holdings,
Inc.* 65,422 355,896
P&F Industries, Inc.,
Class A* 492 3,262
PAM Transportation
Services, Inc.* 20,000 899,600
Pangaea Logistics
Solutions, Ltd. 82,300 415,615
Park-Ohio Holdings Corp. 32,916 840,016
Patriot Transportation
Holding, Inc. 7,500 89,025
Performant Financial Corp.* 100,000 396,000
Perma-Pipe International
Holdings, Inc.* 15,000 116,400
Powell Industries, Inc. 20,000 491,400
Preformed Line Products
Co. 4,600 299,184
Primoris Services Corp. 127,800 3,129,822
Quad/Graphics, Inc.* 20,300 86,275
Quanex Building Products
Corp. 42,000 899,220
Quest Resource Holding
Corp.* 15,000 91,200
RCM Technologies, Inc.* 22,000 133,760
Resources Connection,
Inc. 20,000 315,600
REV Group, Inc. 127,500 2,187,900
Rush Enterprises, Inc.,
Class A 64,050 2,892,498
Rush Enterprises, Inc.,
Class B 19,050 871,919
Safe Bulkers, Inc.* 240,200 1,241,834
SkyWest, Inc.* 76,500 3,774,510
Steelcase, Inc., Class A 190,000 2,409,200
Sterling Construction Co.,
Inc.* 64,800 1,469,016
Team, Inc.* 115,100 346,451
Terex Corp. 80,000 3,368,000
Textainer Group Holdings,
Ltd.* 125,400 4,377,714
Titan International, Inc.* 67,900 486,164

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Titan Machinery, Inc.* 57,000 $ 1,476,870
TrueBlue, Inc.* 60,250 1,631,570
Tutor Perini Corp.* 97,200 1,261,656
Ultralife Corp.* 30,000 212,100
Universal Logistics
Holdings, Inc. 40,100 805,208
US Xpress Enterprises,
Inc., Class A*+ 130,000 1,121,900
USA Truck, Inc.* 23,200 354,496
Veritiv Corp.* 31,900 2,856,964
Volt Information Sciences,
Inc.* 14,200 50,410
Wabash National Corp. 85,500 1,293,615
WESCO International,
Inc.* 51,500 5,938,980
Willis Lease Finance
Corp.* 17,634 655,808
146,652,110
Information Technology - 4.06%
Alpha & Omega
Semiconductor, Ltd.* 36,905 1,157,710
AstroNova, Inc.* 15,241 229,377
Bel Fuse, Inc., Class B 19,813 246,276
Benchmark Electronics,
Inc. 70,100 1,872,371
BM Technologies, Inc.* 7,540 67,106
Communications Systems,
Inc.*+ 15,000 129,750
Computer Task Group,
Inc.* 25,000 199,500
Conduent, Inc.* 470,200 3,098,618
Daktronics, Inc.* 79,000 428,970
Eastman Kodak Co.*+ 55,000 374,550
Ebix, Inc.+ 41,600 1,120,288
Franklin Wireless Corp.* 28,000 203,560
Information Services
Group, Inc. 63,600 456,648
Innodata, Inc.*+ 43,000 409,790
Kimball Electronics, Inc.* 51,100 1,316,847
Methode Electronics, Inc. 40,000 1,682,000
NETGEAR, Inc.*+ 50,000 1,595,500
NetScout Systems, Inc.* 111,500 3,004,925
NetSol Technologies, Inc.* 35,100 160,758
Photronics, Inc.* 118,670 1,617,472
Ribbon Communications,
Inc.* 45,000 269,100
Sanmina Corp.* 105,400 4,062,116
ScanSource, Inc.* 31,000 1,078,490
SigmaTron International,
Inc.* 4,115 36,541
Industry Company Shares Value
Information Technology (continued)
StarTek, Inc.* 124,500 $ 685,995
Steel Connect, Inc.* 57,645 117,020
Super Micro Computer,
Inc.* 73,000 2,669,610
Trio-Tech International* 13,000 54,860
TSR, Inc.* 1,385 13,365
TTM Technologies, Inc.* 194,902 2,449,918
VirnetX Holding Corp.*+ 120,000 470,400
Wayside Technology
Group, Inc. 15,700 423,429
WidePoint Corp.* 11,000 57,750
Xperi Holding Corp. 183,000 3,447,720
35,208,330
Materials - 6.95%
Advanced Emissions
Solutions, Inc.* 20,000 127,800
AdvanSix, Inc.* 55,400 2,202,150
AgroFresh Solutions, Inc.* 63,900 138,024
Allegheny Technologies,
Inc.* 100,000 1,663,000
Alpha Metallurgical
Resources, Inc.* 6,200 308,698
American Vanguard Corp. 45,000 677,250
Ampco-Pittsburgh Corp.* 51,200 240,640
Caledonia Mining Corp.
PLC 7,000 84,700
Carpenter Technology
Corp. 84,000 2,750,160
Century Aluminum Co.* 150,000 2,017,500
Clearwater Paper Corp.* 25,100 962,083
Core Molding
Technologies, Inc.* 17,000 195,670
Domtar Corp.* 88,800 4,843,152
Ecovyst, Inc. 205,850 2,400,211
Friedman Industries, Inc. 32,900 391,839
FutureFuel Corp. 62,000 442,060
Glatfelter Corp. 82,000 1,156,200
Greif, Inc., Class A 15,000 969,000
Haynes International, Inc. 20,000 745,000
Intrepid Potash, Inc.* 17,101 528,421
Kaiser Aluminum Corp. 23,900 2,604,144
Koppers Holdings, Inc.* 51,000 1,594,260
Kraton Corp.* 59,277 2,705,402
Mercer International, Inc. 104,950 1,216,371
Minerals Technologies, Inc. 19,500 1,361,880
Olympic Steel, Inc. 24,300 591,948
Ramaco Resources, Inc.* 79,900 983,569
Rayonier Advanced
Materials, Inc.* 123,900 929,250

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Resolute Forest Products,
Inc. 163,000 $ 1,939,700
Ryerson Holding Corp. 105,700 2,353,939
Schnitzer Steel Industries,
Inc., Class A 57,300 2,510,313
SunCoke Energy, Inc. 150,000 942,000
Synalloy Corp.* 5,473 59,108
TimkenSteel Corp.* 116,687 1,526,266
Trecora Resources* 45,002 368,116
Tredegar Corp. 47,600 579,768
Tronox Holdings PLC,
Class A 235,000 5,792,750
United States Steel Corp. 200,000 4,394,000
Universal Stainless & Alloy
Products, Inc.* 15,250 157,990
Valhi, Inc. 47,335 1,104,326
Verso Corp., Class A 73,000 1,514,750
Warrior Met Coal, Inc. 96,000 2,233,920
60,307,328
Real Estate - 1.00%
AMREP Corp.* 15,000 235,500
Forestar Group, Inc.* 1 18
Newmark Group, Inc.,
Class A 257,000 3,677,670
RE/MAX Holdings, Inc.,
Class A 20,000 623,200
Realogy Holdings Corp.*+ 238,818 4,188,868
8,725,256
TOTAL COMMON STOCKS - 99.72% 865,767,380
(Cost $527,541,379)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%*** 529 13,082
TOTAL PREFERRED STOCK - 0.00% 13,082
(Cost $11,003)
.
Rights - 0.00%
Newstar Financial, Inc.,
CVR*
∆
# 105,100 —
ZAGG, Inc., CVR*
∆
30,000 9,000
TOTAL RIGHTS - 0.00% 9,000
(Cost $8,950)
Industry Company Shares Value
.
Warrants - 0.01%
Eagle Bulk Shipping, Inc.,
expiring 10/15/21* 8,501 $ 298
Nabors Industries, Ltd.,
expiring 06/11/26* 5,200 30,368
TOTAL WARRANTS - 0.01% 30,666
(Cost $70,770)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.31%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 2,714,986
2,714,986
TOTAL MONEY MARKET FUND - 0.31% 2,714,986
(Cost $2,714,986)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.56%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01%
13,562,694
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.56% 13,562,694
(Cost $13,562,694)
TOTAL INVESTMENTS
-
101.60%
$ 882,097,808
(Cost $543,909,782)
Liabilities in Excess of Other Assets - (1.60%) (13,899,038)
NET ASSETS - 100.00% $ 868,198,770
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2021.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2021. Total loaned securities had a value of
$47,380,370 as of September 30, 2021.
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 865,767,380 $ – $ – $ 865,767,380
Preferred
Stock 13,082 – – 13,082
Rights – – 9,000 9,000
Warrants 30,666 – – 30,666
Money Market
Fund – 2,714,986 – 2,714,986
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 13,562,694 – 13,562,694
TOTAL
$865,811,128 $16,277,680 $9,000 $882,097,808
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2021 $ 9,000
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2021 $ 9,000
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2021 $ –